Related Party Transactions (Details) - Schedule of notes payable (Parentheticals) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2021
Long-term Note Payable to Related Party - 1 [Member]
Related Party Transaction [Line Items]
Interest rate	3.00%	3.00%	3.00%
Debt maturity	Nov. 30, 2021	Nov. 30, 2021	Nov. 13, 2021	Nov. 13, 2021
Long-term Note Payable to Related Party - 2 [Member]
Related Party Transaction [Line Items]
Interest rate	15.00%	15.00%	15.00%
Debt maturity	Apr. 30, 2022	Apr. 30, 2022	Nov. 30, 2021	Nov. 30, 2021
Long-term Note Payable to Related Party - 2 [Member] | December 23, 2021 [Member]
Related Party Transaction [Line Items]
Interest rate	10.00%	10.00%	10.00%
Debt maturity	Mar. 30, 2025	Mar. 30, 2025
Monthly lease payment	$ 8,823	$ 8,823
Long-term Note Payable to Related Party - 4 [Member]
Related Party Transaction [Line Items]
Interest rate	6.00%	6.00%	6.00%	6.00%
Debt maturity	Dec. 31, 2024	Dec. 31, 2024	Nov. 13, 2021	Nov. 13, 2021